TYPE                    13F-HR
PERIOD                  09/30/2008
FILER
	CIK             0001103887
	CCC             c4xm$vxh
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, November 14th, 2008

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 27

Form 13F Information Table Value Total: AMOUNT $138,916 (thousands)


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							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000 PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------

APPLE COMPUTER INC           COM            037833100      3,410    30,000   SH             30,000           30,000
CISCO SYS INC                COM            17275R102      3,384   150,000   SH            150,000          150,000
COMCAST CORP NEW             CL  A          20030N101      1,963   100,000   SH            100,000          100,000
COSTCO WHSL CORP NEW         PUT            22160K105        396    60,000 SH PUT           60,000                            60,000
CUMMINS INC                  PUT            231021956      1,080    60,000 SH PUT           60,000                            60,000
CVR ENERGY INC               COM            12662P108        152    17,788   SH             17,788           17,788
DIAMOND OFFSHORE DRILLING IN COM            25271C102        464     4,500   SH              4,500            4,500
DISH NETWORK CORP            CL A           25470M109      1,040    50,000   SH             50,000           50,000
DPL INC                      COM            233293109      1,488    60,000   SH             60,000           60,000
GENERAL ELECTRIC CO          CALL           369604903         41   244,000 SH CALL         244,000                           244,000
GOOGLE INC                   CL A           38259P508      8,010    20,000   SH             20,000           20,000
HALLIBURTON CO               COM            406216101        415    12,800   SH             12,800           12,800
ISHARES                      PUT            464287954     56,050 2,000,000 SH PUT        2,000,000                         2,000,000
MEDIACOM COMMUNICATIONS CORP CL A           58446K105      3,566   602,376   SH            602,376          602,376
MARKET VECTORS ETF TR        AGRIBUS ETF    57060U605        486    13,200   SH             13,200           13,200
NEWS CORP                    CL B           65248E203      3,463   285,000   SH            285,000          285,000
PAPA JOHN'S INTL INC         PUT            698813952        816   480,000 SH PUT          480,000                           480,000
PFIZER INC                   CALL           717081903        336   410,000 SH CALL         410,000                           410,000
QWEST COMMUNICATIONS INTL IN COM            749121109      8,438 2,612,500   SH          2,612,500        2,612,500
RESEARCH IN MOTION           COM            760975102      2,049    30,000   SH             30,000           30,000
SIRIUS XM RADIO INC          COM            82967N108        643 1,128,000   SH          1,128,000        1,128,000
TIM PARTICIPACOES S A        SPONS ADR PFD  88706P106      9,196   440,822   SH            440,822          440,822
TIME WARNER CABLE INC        CLA            88732J108      4,356   180,000   SH            180,000          180,000
TIME WARNER INC              COM            887317105      2,622   200,000   SH            200,000          200,000
VIACOM INC NEW               CL B           92553P201     10,433   420,000   SH            420,000          420,000
VIRGIN MEDIA INC             COM            92769L101      2,686   340,000   SH            340,000          340,000
VODAFONE GROUP PLC NEW       SPON ADR NEW   92857W209     11,934   540,000   SH            540,000          540,000

